Quarterly Holdings Report
for
Fidelity Advisor® Real Estate Fund
October 31, 2022
ARE-NPRT1-1222
1.809102.119
Common Stocks - 98.9%
	Shares	Value ($)
Commercial Services & Supplies - 1.0%
REITs - Diversified - 1.0%
CoreCivic, Inc. (a)	312,453	3,271,383
Equity Real Estate Investment Trusts (REITs) - 90.8%
REITs - Apartments - 14.1%
Essex Property Trust, Inc.	59,247	13,167,053
Invitation Homes, Inc.	344,800	10,926,712
Mid-America Apartment Communities, Inc.	112,500	17,713,125
UDR, Inc.	125,100	4,973,976
		46,780,866
REITs - Diversified - 17.6%
Crown Castle International Corp.	216,100	28,797,486
Equinix, Inc.	37,500	21,241,500
Lamar Advertising Co. Class A	25,900	2,388,757
VICI Properties, Inc.	185,400	5,936,508
		58,364,251
REITs - Health Care - 8.2%
Healthcare Trust of America, Inc.	141,700	2,880,761
Ventas, Inc.	404,405	15,824,368
Welltower Op	138,900	8,478,456
		27,183,585
REITs - Hotels - 4.3%
Host Hotels & Resorts, Inc.	282,100	5,326,048
Ryman Hospitality Properties, Inc.	100,700	8,954,244
		14,280,292
REITs - Management/Investment - 7.7%
American Tower Corp.	123,700	25,629,403
REITs - Manufactured Homes - 3.7%
Equity Lifestyle Properties, Inc.	193,706	12,389,436
REITs - Office Property - 3.3%
Alexandria Real Estate Equities, Inc.	55,600	8,078,680
Douglas Emmett, Inc.	159,300	2,802,087
		10,880,767
REITs - Shopping Centers - 4.4%
Phillips Edison & Co., Inc. (b)	86,800	2,616,152
SITE Centers Corp.	549,000	6,796,620
Urban Edge Properties	361,600	5,105,792
		14,518,564
REITs - Single Tenant - 4.7%
Four Corners Property Trust, Inc.	385,000	9,863,700
Spirit Realty Capital, Inc.	148,600	5,770,138
		15,633,838
REITs - Storage - 8.9%
CubeSmart	598,100	25,042,447
Public Storage	14,800	4,584,300
		29,626,747
REITs - Warehouse/Industrial - 13.9%
EastGroup Properties, Inc.	53,400	8,367,246
Prologis (REIT), Inc.	308,016	34,112,772
Terreno Realty Corp.	63,000	3,599,820
		46,079,838
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		301,367,587
Hotels, Restaurants & Leisure - 0.6%
Casinos & Gaming - 0.6%
Caesars Entertainment, Inc. (a)	49,390	2,159,825
IT Services - 0.5%
Internet Services & Infrastructure - 0.5%
Cyxtera Technologies, Inc. Class A (a)	679,525	1,644,451
Real Estate Management & Development - 6.0%
Real Estate Operating Companies - 0.7%
WeWork, Inc. (a)(b)	885,600	2,275,992
Real Estate Services - 5.3%
CBRE Group, Inc. (a)	198,300	14,067,402
Jones Lang LaSalle, Inc. (a)	22,100	3,515,889
		17,583,291
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		19,859,283
TOTAL COMMON STOCKS (Cost $308,551,162)		328,302,529

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c)	3,362,793	3,363,465
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	3,887,353	3,887,741
TOTAL MONEY MARKET FUNDS (Cost $7,251,206)		7,251,206

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $315,802,368)	335,553,735
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(3,792,248)
NET ASSETS - 100.0%	331,761,487

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	1,565,719	20,562,632	18,764,886	16,921	-	-	3,363,465	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	5,187,000	9,986,324	11,285,583	32,523	-	-	3,887,741	0.0%
Total	6,752,719	30,548,956	30,050,469	49,444	-	-	7,251,206

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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